Goodwill and Intangible Assets (Tables)	3 Months Ended
Dec. 27, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of goodwill by segment
The changes in the carrying amount of goodwill by segment are as follows ($ in millions):

	NA Installation & Services	ROW Installation & Services	Global Products	Total
As of September 28, 2012
Gross Goodwill	$2,127	$1,973	$1,696	$5,796
Impairments	(126)	(1,068)	(567)	(1,761)
Carrying Amount of Goodwill	2,001	905	1,129	4,035
Acquisitions/Purchase Accounting Adjustments	24	42	90	156
Transfers	(39)	—	39	—
Currency Translation	(8)	(19)	(1)	(28)
As of September 27, 2013
Gross Goodwill	$2,104	$1,996	$1,824	$5,924
Impairments	(126)	(1,068)	(567)	(1,761)
Carrying Amount of Goodwill	1,978	928	1,257	4,163
Acquisitions/Purchase Accounting Adjustments	8	14	—	22
Currency Translation	(6)	1	(1)	(6)
As of December 27, 2013
Gross Goodwill	$2,106	$2,011	$1,823	$5,940
Impairments	(126)	(1,068)	(567)	(1,761)
Carrying Amount of Goodwill	$1,980	$943	$1,256	$4,179

Schedule of intangible assets
The following table sets forth the gross carrying amount and accumulated amortization of the Company's intangible assets as of December 27, 2013 and September 27, 2013 ($ in millions):

	As of
	December 27, 2013		September 27, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$1,427	$1,102	$1,420	$1,101
Intellectual property	623	479	623	477
Other	42	15	40	13
Total	$2,092	$1,596	$2,083	$1,591
Non-Amortizable:
Intellectual property	$222		$223
Franchise rights	76		76
Total	$298		$299